UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ];  Amendment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

Form 13F File Number:    028-14722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        April 30, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         76
Form 13F Information Table Value Total:         $137,823
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc         CL A             084670108      313        2 SH       Sole                        2
AFLAC Inc                      COM              001055102    14986   288086 SH       Sole                   266471             21615
AGL Resources Inc              COM              001204106      279     6641 SH       Sole                     6633                 8
AT&T Corp                      COM              00206R102     1619    44130 SH       Sole                    43163               967
AbbVie Inc                     COM              00287Y109      870    21323 SH       Sole                    20223              1100
Abbott Laboratories            COM              002824100      753    21323 SH       Sole                    20223              1100
Altria Group Inc               COM              02209S103      380    11037 SH       Sole                     8746              2291
American Express Co            COM              025816109     1080    16008 SH       Sole                    13833              2175
Ameriprise Financial Inc       COM              03076C106      297     4039 SH       Sole                     4039
BP p.l.c.                      SPONS ADR        055622104      718    16949 SH       Sole                    13391              3558
Bank of America Corp           COM              060505104     4553   373846 SH       Sole                   330321             43525
Berkshire Hathaway Cl B        COM              084670207      216     2070 SH       Sole                     2070
Chevron Corp                   COM              166764100     2871    24165 SH       Sole                    17390              6775
Chicos FAS Inc                 COM              168615102      824    49025 SH       Sole                    42700              6325
Cisco Systems Inc              COM              17275R102     4677   223841 SH       Sole                   193966             29875
Coca-Cola Co                   COM              191216100     8497   210113 SH       Sole                   184209             25904
Colgate Palmolive Co           COM              194162103      318     2696 SH       Sole                     2696
ConocoPhillips                 COM              20825C104     2245    37355 SH       Sole                    30110              7245
Darden Restaurants Inc         COM              237194105     3147    60899 SH       Sole                    51924              8975
Ebay Inc                       COM              278642103     2193    40450 SH       Sole                    34600              5850
Emerson Electric Co            COM              291011104     3306    59166 SH       Sole                    50741              8425
Enbridge Energy Partners LP    COM              29250R106      277     9200 SH       Sole                     9200
Exxon Mobil Corp               COM              30231G102     1908    21170 SH       Sole                    19577              1593
General Electric Co            COM              369604103     5836   252402 SH       Sole                   222068             30334
General Mills Inc              COM              370334104     1346    27288 SH       Sole                    27288
Home Depot Inc                 COM              437076102     4172    59795 SH       Sole                    55495              4300
Illinois Tool Works Inc        COM              452308109     2548    41805 SH       Sole                    38705              3100
Int'l Business Machines Corp   COM              459200101      737     3456 SH       Sole                     1936              1520
Intel Corp                     COM              458140100     5713   261666 SH       Sole                   231241             30425
Johnson & Johnson              COM              478160104     6781    83168 SH       Sole                    69050             14118
Johnson Controls Inc           COM              478366107      313     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      580     5923 SH       Sole                     5259               664
Kohls Corp                     COM              500255104      797    17285 SH       Sole                    16010              1275
Lilly (Eli) & Co               COM              532457108      326     5741 SH       Sole                     2912              2829
McDonalds Corp                 COM              580135101     1287    12913 SH       Sole                    12413               500
Medtronic Inc                  COM              585055106     3295    70175 SH       Sole                    61525              8650
Microsoft Corp                 COM              594918104     5508   192565 SH       Sole                   165140             27425
Mondelez International Inc     COM              609207105      214     7000 SH       Sole                     3468              3532
Newmont Mining Corp            COM              651639106      580    13850 SH       Sole                    10000              3850
PPG Industries Inc             COM              693506107      482     3600 SH       Sole                     3600
Paychex Inc                    COM              704326107     1357    38714 SH       Sole                    29489              9225
PepsiCo Inc                    COM              713448108     1298    16413 SH       Sole                    13338              3075
Pfizer Inc                     COM              717081103      204     7083 SH       Sole                     5783              1300
Philip Morris Intl Inc         COM              718172109      684     7379 SH       Sole                     4597              2782
Procter & Gamble Co            COM              742718109     2499    32424 SH       Sole                    29774              2650
Schlumberger Ltd               COM              806857108      204     2730 SH       Sole                     2730
Southern Company               COM              842587107     1871    39875 SH       Sole                    34835              5040
Strayer Education Inc          COM              863236105      511    10565 SH       Sole                     9365              1200
Swisher Hygiene Inc            COM              870808102       72    56600 SH       Sole                    46600             10000
Synovus Financial Corp         COM              87161C105      577   208478 SH       Sole                   201578              6900
Target Corp                    COM              87612E106     4355    63618 SH       Sole                    55643              7975
Total System Services Inc      COM              891906109     1813    73175 SH       Sole                    71009              2166
Travelers Companies (The)      COM              89417E109      207     2459 SH       Sole                     2459
Ultra Petroleum Corp           COM              903914109      316    15705 SH       Sole                    14630              1075
United Parcel Service          CL B             911312106     3557    41412 SH       Sole                    35082              6330
Verizon Communications Corp    COM              92343V104      221     4499 SH       Sole                     4377               122
Wal-Mart Stores Inc            COM              931142103     1194    15960 SH       Sole                    15515               445
Walgreen Company               COM              931422109     3418    71680 SH       Sole                    61505             10175
Waste Management Inc           COM              94106L109      646    16475 SH       Sole                    13475              3000
WellPoint Inc                  COM              94973V107      373     5633 SH       Sole                     4883               750
Wells Fargo & Co new           COM              949746101     2206    59648 SH       Sole                    53598              6050
Western Union Company (The)    COM              959802109      602    40050 SH       Sole                    31400              8650
Vanguard Index Fds             TOTAL STK MKT    922908769      254     3133 SH       Sole                     3133
BlackRock MuniYield            COM              09253W104      227    14209 SH       Sole                    11009              3200
Calamos Convertible & High Inc COM SHS          12811P108     1464   114272 SH       Sole                    99933             14339
MFS Intermediate Income Trust  SH BEN INT       55273C107     1160   179588 SH       Sole                   170563              9025
Nuveen GA Div Adv Mun 2        COM              67072B107      534    37900 SH       Sole                    31900              6000
Nuveen Quality Preferred Incom COM              67072C105     1920   203633 SH       Sole                   202183              1450
Templeton Global Income        COM              880198106     1187   126525 SH       Sole                    91275             35250
Vanguard Bond Index Fd Inc     SHORT TRM BOND   921937827      305     3770 SH       Sole                     1450              2320
iShares Tr                     BARCLYS TIPS BD  464287176     1492    12303 SH       Sole                    10023              2280
iShares Tr                     CORE TOTUSBD     464287226     1455    13138 SH       Sole                     9583              3555
iShares Tr                     IBOXX INV CPBD   464287242     1848    15415 SH       Sole                    10085              5330
ProShares Tr II                ULT VIX S/T ETF  74347W411      239    31050 SH       Sole                    26050              5000
SPDR Gold Trust                GOLD SHS         78463V107      459     2972 SH       Sole                     2972
iShares Silver Trust           ISHARES          46428Q109      248     9050 SH       Sole                     6050              3000